5. Advances from Shareholders (Details Narrative) - CAD	Sep. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Advances From Shareholders Details Narrative
Advances from shareholders	CAD 380,670	CAD 367,267	CAD 431,406